Cash and Cash Equivalents (Excluding Overdrafts) - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [line items]
Cash and cash equivalents classified as assets held for sale	£ 0	£ 19
US Dollars [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	37.00%	14.00%
Sterling [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	24.00%	64.00%
Other currency [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	39.00%	22.00%